Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Components of Basic and Diluted Earnings Per Share

Components of basic and diluted earnings per share were as follows for the six months ended June 30, 2018 and 2017:

	Six Months	Six Months
	Ended	Ended
	June 30, 2018	June 30, 2017
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to the Company	$2,004,697	$34,697
Denominator:
Weighted average outstanding ordinary shares-Basic	40,690,019	40,231,159
-dilutive effect of stock options- employees	958,109	-
-dilutive effect of stock options- nonemployees	64,556	-
Weighted average outstanding ordinary shares- Diluted	41,712,684	40,231,159
Earnings per share:
Basic	$0.05	$0.00
Diluted	$0.05	$0.00